UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  28-NEW           028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

     /s/ Melissa McDermott     Portland, OR     January 13, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $66,227 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794    10152   321359 SH       SOLE                        0        0   321359
BLUE NILE INC                  COM              09578R103      291     4600 SH       SOLE                        0        0     4600
CLEARWIRE CORP NEW             CL A             18538Q105      225    33333 SH       SOLE                        0        0    33333
COTT CORP QUE                  COM              22163N106      184    22500 SH       SOLE                        0        0    22500
INTEL CORP                     COM              458140100      239    11698 SH       SOLE                        0        0    11698
ISHARES TR                     MSCI SMALL CAP   464288273      560    15648 SH       SOLE                        0        0    15648
ISHARES TR                     RSSL MCRCP IDX   464288869     2470    63290 SH       SOLE                        0        0    63290
ISHARES TR                     S&P DEV EX-US    464288422      478    15585 SH       SOLE                        0        0    15585
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1602    28976 SH       SOLE                        0        0    28976
ISHARES TR INDEX               MSCI EMERG MKT   464287234      380     9147 SH       SOLE                        0        0     9147
ISHARES TR INDEX               S&P 500 INDEX    464287200      301     2691 SH       SOLE                        0        0     2691
LSI CORPORATION                COM              502161102      138    23040 SH       SOLE                        0        0    23040
MICROSOFT CORP                 COM              594918104     1202    39447 SH       SOLE                        0        0    39447
NATIONAL BEVERAGE CORP         COM              635017106      212    15283 SH       SOLE                        0        0    15283
PROCTER & GAMBLE CO            COM              742718109      346     5707 SH       SOLE                        0        0     5707
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      320     9954 SH       SOLE                        0        0     9954
SPDR SERIES TRUST              DJ REIT ETF      78464A607      640    12995 SH       SOLE                        0        0    12995
VANGUARD INDEX FDS             LARGE CAP ETF    922908637    25950   512142 SH       SOLE                        0        0   512142
VANGUARD INDEX FDS             REIT ETF         922908553     3905    87276 SH       SOLE                        0        0    87276
VANGUARD INDEX FDS             STK MRK ETF      922908769     4077    72317 SH       SOLE                        0        0    72317
VANGUARD INDEX FDS             VALUE ETF        922908744      436     9139 SH       SOLE                        0        0     9139
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5139   125331 SH       SOLE                        0        0   125331
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1154    26777 SH       SOLE                        0        0    26777
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     5826   170357 SH       SOLE                        0        0   170357